CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet
CONDENSED BALANCE SHEETS

	June 30,
	2021	2022
ASSETS
Current assets:
Cash and cash equivalents	$7,824	$7,500
Amounts due from subsidiaries	53,503	53,503
Prepaid expenses	166	202

Total current assets	61,493	61,205
Investment in subsidiaries	1,221,755	1,276,497

Total assets	$1,283,248	$1,337,702

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities	5,143	98
Amounts due to subsidiaries	140,415	172,317

Total liabilities	145,558	172,415

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,367,337 shares issued and 61,962,449 shares issued and outstanding as of June 30, 2021 and 2022, respectively	61	62
Additional paid-in capital	233,768	243,476
Retained earnings	871,047	934,404
Accumulated other comprehensive income (loss)	32,814	(12,655)

Total equity	1,137,690	1,165,287

Total liabilities and equity	$1,283,248	$1,337,702

Schedule of condensed statement of comprehensive income
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2020	2021	2022
General and administrative expenses	$1,344	$21,090	$17,223

Loss from operations	(1,344)	(21,090)	(17,223)
Interest income	309	117	—
Interest expenses	(90)	—	—
Foreign exchange (losses) gains	(1,043)	1,532	197
Share of net income of subsidiaries	$81,564	$109,150	$100,208

Income before income taxes	79,396	89,709	83,182
Income tax expenses	—	—	—

Net income	79,396	89,709	83,182
Other comprehensive income, net of tax of nil
Translation adjustment	(27,996)	96,331	(45,469)

Comprehensive income	$51,400	$186,040	$37,713

Schedule of condensed statement of cash flows
CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2020	2021	2022
Cash flows from operating activities:
Net income	$79,396	$89,709	$83,182
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(81,564)	(109,150)	(100,208)
Share-based compensation expenses	410	9,724	9,709
Accretion of convertible bond	57	—	—
Change in operating assets and liabilities	(142)	5,065	26,820

Net cash (used in) provided by operating activities	$(1,843)	$(4,652)	$19,503
Cash flows from investing activities:
Loans to subsidiaries	(19,775)	—	—
Maturity of short-term investments	—	11,318	—

Net cash (used in) provided by investing activities	$(19,775)	$11,318	$—
Cash flows from financing activities:
Repayment of convertible bond	(20,753)	—	—
Proceeds of loans from subsidiaries	20,000	—	—
Payment of dividends	(12,713)	(12,107)	(19,827)

Net cash used in financing activities	$(13,466)	$(12,107)	$(19,827)

Net decrease in cash and cash equivalents	$(35,084)	$(5,441)	$(324)

Cash and cash equivalents, beginning of period	48,349	13,265	7,824

Cash and cash equivalents, end of period	$13,265	$7,824	$7,500